Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Significant Accounting Policies Text Block [Abstract]
Schedule of the useful life, measured as period of time, used for property, plant and equipment
Plant	10-14 years
Computers and equipment	3 years
Leasehold improvements	Over the shorter of the lease term, or useful life 5-10 years
Furniture and equipment	7-16 years
Vehicles	7 years